Condensed Consolidated Interim Statements of Financial Position - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Current assets
Cash	$ 31,569	$ 31,177
Restricted cash	460	518
Receivables - Joint Ventures	3,190	1,274
Other current assets	1,786	336
Current assets	37,005	33,305
Non-current assets
Exploration and evaluation assets	26,449	26,446
Intangible assets	949	943
Right of use asset	389	482
Property, plant and equipment	1,408	1,631
Investment in Aqualung	5,350	2,335
Investment in joint ventures	145,174	146,158
Financial asset - FID	48,879	48,138
Advances and deposits	58	58
Non-current assets	228,656	226,191
TOTAL ASSETS	265,661	259,496
Current liabilities
Accounts payable and accrued liabilities	1,158	1,104
Accounts payable - unconsolidated affiliates	4,276	4,397
Lease liability - short-term	243	271
Current liabilities	5,677	5,772
Non-current liabilities
Lease liabilities - long-term	143	206
Deferred income tax liabilities	24,323	24,889
Decommissioning provision	578	572
Non-current liabilities	25,044	25,667
TOTAL LIABILITIES	30,721	31,439
SHAREHOLDERS' EQUITY
Share capital	243,788	235,782
Reserves	36,447	36,040
Accumulated deficit	(39,399)	(37,849)
Accumulated other comprehensive loss	(5,896)	(5,916)
TOTAL SHAREHOLDERS' EQUITY	234,940	228,057
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 265,661	$ 259,496